Risk management (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Exposure commercial and industrial	R$ 233,946,174	R$ 223,321,961	R$ 247,674,251
Probability of default Commercial and industrial	6.00%	6.00%	6.00%
Default loss Commercial and industrial	38.00%	41.00%	50.00%
Exposure Real Estate Credit - construction	R$ 61,747,722	R$ 58,242,768	R$ 54,738,606
Probability of default Real Estate Credit - construction	8.00%	5.00%	2.00%
Default loss Real Estate Credit - construction	6.00%	5.00%	8.00%
Exposure Individual loans	R$ 252,687,422	R$ 240,227,475	R$ 188,408,840
Probability of default Individual loans	11.00%	12.00%	10.00%
Default loss Individual loans	61.00%	49.00%	61.00%
Exposure Leasing	R$ 3,154,886	R$ 2,863,086	R$ 2,533,004
Probability of default Leasing	1.00%	1.00%	2.00%
Default loss Leasing	37.00%	26.00%	31.00%